Note 8 - Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Other Assets [Table Text Block]
	As at December 31,
	2022	2021

Prepaid expenses	$61,324	$44,173
Advisor loans receivable	23,958	23,030
Investments in equity securities	9,486	11,862
Investments in debt securities	18,364	10,362
Deferred Purchase Price (notes 16 and 25)	92,278	238,836
Mortgage derivative asset (note 25)	40,879	10,813
Interest rate swap asset (note 25)	659	-
Other	687	771
Prepaid and other assets (Current Assets)	$247,635	$339,847
	As at December 31,
	2022	2021

Advisor loans receivable	$66,991	$47,980
Equity accounted investments (note 17)	28,175	22,490
Investments in equity securities	8,943	9,327
Investments in debt securities	15,449	10,343
Financing fees, net of accumulated amortization of $8,018 (December 31, 2021 - $6,363)	4,040	2,458
Interest rate swap asset (note 25)	6,940	-
Other	7,972	7,385
Other assets (Non-Current Assets)	$138,510	$99,983